UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hays Advisory, LLC
Address: 301 Seven Springs Way, Suite 150
         Brentwood, TN  37027

13F File Number:  028-10649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendy Vasquez
Title:     Chief Compliance Officer
Phone:     615-467-6070

Signature, Place, and Date of Signing:

  /s/  Wendy Vasquez     Brentwood, TN     April 17, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    49

Form 13F Information Table Value Total:    $659,598 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    17001   263586 SH       SOLE                   263586        0        0
AGRIUM INC                     COM              008916108    20693   239587 SH       SOLE                   239587        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    16904   680779 SH       SOLE                   680779        0        0
AMERISOURCEBERGEN CORP         COM              03073E105    18661   470518 SH       SOLE                   470518        0        0
ANIXTER INTL INC               COM              035290105    13255   182757 SH       SOLE                   182757        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303    16184   924795 SH       SOLE                   924795        0        0
CORE LABORATORIES N V          COM              N22717107    25026   190212 SH       SOLE                   190212        0        0
CUMMINS INC                    COM              231021106    25054   208710 SH       SOLE                   208710        0        0
CVS CAREMARK CORPORATION       COM              126650100    21526   480488 SH       SOLE                   480488        0        0
DANAHER CORP DEL               COM              235851102    22643   404335 SH       SOLE                   404335        0        0
DELL INC                       COM              24702R101    12364   745049 SH       SOLE                   745049        0        0
DIRECTV                        COM CL A         25490A101    16991   344361 SH       SOLE                   344361        0        0
DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104    26651   526691 SH       SOLE                   526691        0        0
DOLBY LABORATORIES INC         COM              25659T107    19160   503408 SH       SOLE                   503408        0        0
DONALDSON INC                  COM              257651109    18788   525841 SH       SOLE                   525841        0        0
FIRST TR EXCHANGE TRADED FD    CONSUMR DISCRE   33734X101      827    36172 SH       SOLE                    36172        0        0
FIRST TR LRGE CP CORE ALPHA    COM SHS          33734K109      767    25345 SH       SOLE                    25345        0        0
HEALTH NET INC                 COM              42222G108    13474   339236 SH       SOLE                   339236        0        0
ICONIX BRAND GROUP INC         COM              451055107    16310   938463 SH       SOLE                   938463        0        0
ISHARES INC                    MSCI THAILAND    464286624      535     7347 SH       SOLE                     7347        0        0
ISHARES INC                    MSCI S KOREA     464286772      538     9036 SH       SOLE                     9036        0        0
ISHARES INC                    MSCI STH AFRCA   464286780      329     4773 SH       SOLE                     4773        0        0
ISHARES INC                    MSCI MALAYSIA    464286830      561    38443 SH       SOLE                    38443        0        0
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107     2313    66507 SH       SOLE                    66507        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     2201    51252 SH       SOLE                    51252        0        0
ISHARES TR                     BARCLYS 20+ YR   464287432      945     8419 SH       SOLE                     8419        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457     1030    12213 SH       SOLE                    12213        0        0
ISHARES TR                     MSCI ACWI EX     464288240     2246    55012 SH       SOLE                    55012        0        0
JOY GLOBAL INC                 COM              481165108    16949   230602 SH       SOLE                   230602        0        0
MCKESSON CORP                  COM              58155Q103    17371   197918 SH       SOLE                   197918        0        0
NU SKIN ENTERPRISES INC        CL A             67018T105    20805   359257 SH       SOLE                   359257        0        0
ORACLE CORP                    COM              68389X105    16858   578107 SH       SOLE                   578107        0        0
POWERSHARES ETF TR II          S&P SMCP HC PO   73937b886      389    11070 SH       SOLE                    11070        0        0
POWERSHARES ETF TRUST          NASD INTNT ETF   73935x146      394     9459 SH       SOLE                     9459        0        0
POWERSHARES ETF TRUST          ENERGY SEC POR   73935X385      671    16465 SH       SOLE                    16465        0        0
POWERSHARES ETF TRUST          BASIC MAT SECT   73935X427      370     9740 SH       SOLE                     9740        0        0
PRECISION CASTPARTS CORP       COM              740189105    24183   139867 SH       SOLE                   139867        0        0
SCHWAB STRATEGIC TR            INTL SCEQT ETF   808524888      484    18342 SH       SOLE                    18342        0        0
SOUTHERN COPPER CORP           COM              84265V105    12499   394176 SH       SOLE                   394176        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    40793   289699 SH       SOLE                   289699        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107    72119   399086 SH       SOLE                   399086        0        0
TESORO CORP                    COM              881609101    17727   660472 SH       SOLE                   660472        0        0
TOTAL SYS SVCS INC             COM              891906109    20858   904119 SH       SOLE                   904119        0        0
UNITED CONTL HLDGS INC         COM              910047109    10410   484199 SH       SOLE                   484199        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    21453   363976 SH       SOLE                   363976        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538      400     5810 SH       SOLE                     5810        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     2554    40131 SH       SOLE                    40131        0        0
VEECO INSTRS INC DEL           COM              922417100    10826   378534 SH       SOLE                   378534        0        0
VIACOM INC NEW                 CL B             92553P201    18508   389972 SH       SOLE                   389972        0        0